Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Short-term borrowings and long-term debt
14.	Short-term borrowings and long-term debt
Short-term borrowings and long-term debt are comprised of the following:

	March 31, 2024
	Book value (Yen in millions)	Weighted average interest rate	Due
Short-term borrowings	1,812,605	2.64%
Long-term debt
Long-term loans	1,160,024	1.90%	2024-2058
Unsecured bonds	544,078	0.41%	2024-2034
Lease liabilities	571,726	2.53%

	2,275,828
Less - Portion due within one year	217,711

	2,058,117

	March 31, 2025
	Book value (Yen in millions)	Weighted average interest rate	Due
Short-term borrowings	1,843,959	2.13%
Long-term debt
Long-term loans	1,090,427	1.81%	2025-2058
Unsecured bonds	664,390	0.66%	2025 -2035
Lease liabilities	599,470	2.74%

	2,354,287
Less - Portion due within one year	287,445

	2,066,842

In the Financial Services segment, Sony pledged assets as collateral for short-term borrowings and long-term debt and the pledged assets are comprised of the following:

	Yen in millions
	March 31
	2024	2025
Securities	1,597,034	1,595,016
Housing loans in the banking business	883,882	961,286
In addition to the above, in the Financial Services segment, Sony pledged securities for securities-for-securities
lending transactions and the pledged securities are as follows:

	Yen in millions
	March 31
	2024	2025
Securities	-	332,867

Furthermore, in the Financial Services segment, Sony pledged securities as collateral for cash settlements, variation margins of futures markets and certain other purposes and the pledged securities are as follows:

	Yen in millions
	March 31
	2024	2025
Securities	77,524	140,212
In March 2025, Sony Group Corporation issued unsecured straight bonds in the total principal amount of 110,000 million yen. Sony plans to use 30,000 million yen of the proceeds of the issued bonds for the repayment of debt due on August 29, 2025 and the remaining amount for a portion of the redemption of the thirty-seventh series of unsecured bonds to be redeemed on December 8, 2025.
There are no significant adverse debt covenants or cross-default provisions related to the other short-term borrowings and long-term debt.